Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	FGBI
Entity Registrant Name	First Guaranty Bancshares, Inc.
Entity Central Index Key	0001408534
Entity Filer Category	Smaller Reporting Company